Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica JPMorgan Enhanced Index VP

The fee table below replaces in its entirety the fee table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica JPMorgan Enhanced Index VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.73%	0.73%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses[1]	0.04%	0.04%
Total Annual Fund Operating Expenses	0.77%	1.02%

[1] Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the portfolio paid investment advisory fees of 0.74% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.

* * *

Investors Should Retain this Supplement for Future Reference

July 29, 2016

Transamerica JPMorgan Enhanced Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus, as supplemented

* * *

Transamerica JPMorgan Enhanced Index VP

The fee table below replaces in its entirety the fee table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica JPMorgan Enhanced Index VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.73%	0.73%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses[1]	0.04%	0.04%
Total Annual Fund Operating Expenses	0.77%	1.02%

[1] Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the portfolio paid investment advisory fees of 0.74% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.

* * *

Investors Should Retain this Supplement for Future Reference

July 29, 2016

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee.
Transamerica JPMorgan Enhanced Index VP | Initial
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Transamerica JPMorgan Enhanced Index VP | Service
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the portfolio paid investment advisory fees of 0.74% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.